Vanguard® California Long-Term Tax-Exempt Fund
Schedule of Investments (unaudited)
As of February 28, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tax-Exempt Municipal Bonds (101.0%)
California (100.5%)
	ABAG Finance Authority for Nonprofit Corps. Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	1,000	1,030
	ABAG Finance Authority for Nonprofit Corps. Health, Hospital, Nursing Home Revenue	5.000%	8/1/43	15,830	17,274
	ABAG Finance Authority for Nonprofit Corps. Miscellaneous Revenue	5.000%	7/1/37	7,565	7,954
[1]	ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue	5.000%	9/2/32	1,000	1,224
[2]	Alameda Community Improvement Commission Successor Agency Tax Allocation Revenue	5.000%	9/1/29	1,500	1,711
[3]	Alameda Corridor Transportation Authority Transit Revenue	0.000%	10/1/30	30,375	25,509
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/35	1,060	1,245
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/36	1,210	1,418
[1]	Alameda Corridor Transportation Authority Transit Revenue	4.000%	10/1/37	2,295	2,543
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/37	6,745	7,880
[1]	Alameda County CA Unified School District GO	0.000%	8/1/24	3,510	3,423
[1]	Alameda County CA Unified School District GO	0.000%	8/1/29	5,000	4,355
	Alameda County Joint Powers Authority Lease (Abatement) Revenue	4.000%	12/1/34	1,525	1,725
[4]	Allan Hancock CA Joint Community College District GO, 5.400% coupon rate effective 8/1/30	0.000%	8/1/42	5,015	4,425
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/36	3,795	4,130
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/37	1,725	2,020
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/38	1,400	1,636
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/39	1,500	1,749
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/45	2,595	2,995
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/45	5,800	6,694
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/50	2,870	3,292
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue (Water System Project)	5.000%	10/1/49	1,550	1,818

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue (Water Systems Project), Prere.	5.000%	10/1/21	2,250	2,314
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue, Prere.	5.000%	10/1/21	1,275	1,310
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue, Prere.	5.000%	10/1/21	950	976
	Anaheim Public Financing Authority Electric Power & Light Revenue	4.000%	10/1/31	5,080	5,369
	Anaheim Public Financing Authority Lease (Abatement) Revenue	5.000%	5/1/46	1,725	1,876
	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/21	545	555
	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/25	2,625	3,031
	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/29	2,260	2,772
[2]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/33	1,850	2,297
[2]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/35	1,500	1,776
[2]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/36	4,500	5,245
	Anaheim Union High School District GO	4.000%	8/1/42	1,935	2,191
	Baldwin Park Unified School District GO	3.000%	8/1/43	1,380	1,427
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/30	5,110	5,974
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/31	8,085	9,427
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/33	5,665	6,576
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/47	5,000	5,658
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/49	1,000	1,131
	Bay Area Toll Authority Highway Revenue	3.000%	4/1/54	2,180	2,245
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/56	19,000	22,227
	Bay Area Toll Authority Highway Revenue PUT	2.000%	4/1/21	1,300	1,302
	Bay Area Toll Authority Highway Revenue PUT	2.850%	4/1/25	10,000	10,762
	Bay Area Toll Authority Highway Revenue PUT	2.625%	4/1/26	15,000	16,233
[5]	Bay Area Toll Authority Highway Revenue VRDO	0.010%	3/4/21	3,400	3,400
[5]	Bay Area Toll Authority Highway Revenue VRDO	0.010%	3/4/21	2,200	2,200
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/23	125	137
[1]	Beaumont Public Improvement Authority Lease Revenue	5.000%	9/1/49	4,000	4,689
	Beaumont Unified School District GO	4.000%	8/1/46	1,400	1,584
	Beverly Hills Unified School District CA GO	3.000%	8/1/38	6,560	6,986
	Beverly Hills Unified School District CA GO	3.000%	8/1/40	2,660	2,821
[1]	Brentwood Infrastructure Financing Authority	5.000%	9/2/28	2,130	2,448
[5,6]	Burbank Unified School District GO TOB VRDO	0.050%	3/4/21	5,520	5,520
	Burlingame School District GO	3.000%	8/1/42	3,675	3,925
	Butte-Glenn Community College District GO	4.000%	8/1/48	1,475	1,663
[3]	Cabrillo Community College District GO	0.000%	5/1/26	6,070	5,154
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.250%	5/1/43	8,025	8,551
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.250%	5/1/48	2,000	2,120

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.250%	5/1/53	6,600	6,974
[6]	California Community Housing Agency Local or Guaranteed Housing Revenue	5.000%	2/1/50	4,475	5,084
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/33	500	645
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/49	1,000	1,140
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/49	1,125	1,290
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/49	750	901
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/49	1,200	1,454
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/50	2,500	2,901
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	0.000%	6/1/55	6,710	1,684
	California Department of Water Resources Water Revenue	5.000%	12/1/33	2,295	2,810
	California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/24	25	29
	California Educational Facilities Authority College & University Revenue	5.000%	11/1/25	160	190
	California Educational Facilities Authority College & University Revenue	5.000%	3/15/26	40	49
	California Educational Facilities Authority College & University Revenue	5.000%	11/1/30	3,225	3,753
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/33	250	303
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/35	800	980
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/37	1,130	1,331
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/38	2,250	2,689
	California Educational Facilities Authority College & University Revenue	4.000%	1/1/39	10,000	11,138
	California Educational Facilities Authority College & University Revenue	5.000%	3/15/39	4,755	6,725
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/39	5,890	6,821
	California Educational Facilities Authority College & University Revenue	5.250%	4/1/40	6,645	9,717
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/42	225	271
	California Educational Facilities Authority College & University Revenue	5.000%	6/1/43	3,810	5,510
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/44	3,000	3,533
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/45	6,500	7,466
	California Educational Facilities Authority College & University Revenue	5.000%	5/1/45	6,000	8,750
	California Educational Facilities Authority College & University Revenue	5.000%	9/1/45	5,000	5,807
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/45	1,425	1,658
	California Educational Facilities Authority College & University Revenue	5.000%	6/1/46	10,175	14,947

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/46	300	358
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/48	1,290	1,512
	California Educational Facilities Authority College & University Revenue	5.000%	5/1/49	5,835	8,740
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/53	4,000	4,752
	California Educational Facilities Authority College & University Revenue, Prere.	6.125%	10/1/21	610	631
	California Educational Facilities Authority College & University Revenue, Prere.	6.125%	10/1/21	640	662
	California Educational Facilities Authority College & University Revenue, Prere.	5.250%	6/1/22	1,125	1,194
	California Enterprise Development Authority Lease (Abatement) Revenue	4.000%	11/1/49	1,000	1,087
	California Enterprise Development Authority Lease (Abatement) Revenue	4.000%	11/1/50	685	744
	California Enterprise Development Authority Local or Guaranteed Housing Revenue	5.000%	8/1/45	1,190	1,426
	California Enterprise Development Authority Local or Guaranteed Housing Revenue	5.000%	8/1/55	2,110	2,499
	California Enterprise Development Authority Local or Guaranteed Housing Revenue	5.000%	8/1/57	400	472
	California GO	5.000%	4/1/22	19,000	19,999
	California GO	5.250%	10/1/27	5,000	5,148
	California GO	5.000%	3/1/28	5,000	5,871
	California GO	5.000%	8/1/28	4,510	5,494
	California GO	5.000%	8/1/28	4,375	5,202
	California GO	4.000%	9/1/28	6,000	7,015
	California GO	5.000%	10/1/29	11,450	12,527
	California GO	5.000%	10/1/29	4,045	4,866
	California GO	5.000%	8/1/30	3,250	3,948
	California GO	5.000%	4/1/31	5,820	7,800
	California GO	5.000%	8/1/31	9,460	11,236
	California GO	5.000%	8/1/31	14,040	17,482
	California GO	5.000%	9/1/31	8,390	10,203
	California GO	5.000%	10/1/31	4,500	5,197
	California GO	5.000%	10/1/31	7,485	9,741
	California GO	5.000%	11/1/31	5,050	6,328
	California GO	5.000%	4/1/32	4,000	5,127
	California GO	5.000%	4/1/32	2,500	3,401
	California GO	4.000%	8/1/32	10,025	11,563
	California GO	5.000%	8/1/32	2,000	2,487
[1]	California GO	5.250%	8/1/32	25,230	34,887
	California GO	4.000%	9/1/32	7,580	8,758
	California GO	5.000%	9/1/32	1,045	1,070
	California GO	5.000%	9/1/32	2,810	3,412
	California GO	5.000%	10/1/32	8,790	10,141
	California GO	5.000%	10/1/32	7,510	9,727
	California GO	5.000%	2/1/33	2,615	2,841
	California GO	5.000%	3/1/33	1,000	1,295
	California GO	5.000%	4/1/33	10,500	13,383
	California GO	5.000%	4/1/33	1,200	1,360
	California GO	5.000%	8/1/33	5,000	6,053
	California GO	5.000%	8/1/33	2,635	3,020
	California GO	3.000%	10/1/33	1,000	1,114
	California GO	5.000%	10/1/33	4,000	4,610
	California GO	5.000%	8/1/34	1,350	1,594

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California GO	5.000%	9/1/34	3,165	3,834
	California GO	5.000%	9/1/34	1,505	1,823
	California GO	3.000%	10/1/34	4,540	5,022
	California GO	3.000%	11/1/34	1,000	1,118
	California GO	4.000%	11/1/34	4,620	5,613
	California GO	5.250%	4/1/35	5,000	5,261
	California GO	4.000%	8/1/35	10,000	11,473
	California GO	5.000%	8/1/35	1,780	2,099
	California GO	3.000%	9/1/35	380	406
	California GO	4.000%	9/1/35	9,865	11,337
	California GO	5.000%	9/1/35	3,265	3,951
	California GO	5.000%	10/1/35	7,500	8,956
	California GO	3.000%	11/1/35	670	746
	California GO	5.000%	11/1/35	3,750	4,664
	California GO	4.000%	3/1/36	12,965	15,393
	California GO	5.000%	4/1/36	6,250	7,064
	California GO	5.000%	9/1/36	8,500	9,081
	California GO	5.000%	11/1/36	10,000	12,669
	California GO	5.000%	4/1/37	5,000	5,459
	California GO	5.000%	4/1/37	9,250	10,449
	California GO	4.000%	9/1/37	3,005	3,437
	California GO	5.000%	11/1/37	15,340	19,378
	California GO	4.000%	11/1/38	1,100	1,307
	California GO	4.000%	10/1/39	5,435	6,372
	California GO	5.000%	10/1/39	5,620	6,447
	California GO	5.000%	11/1/39	9,750	12,258
	California GO	5.000%	10/1/41	5,000	5,136
	California GO	4.000%	11/1/41	700	790
	California GO	5.000%	4/1/42	2,185	2,292
	California GO	5.000%	9/1/42	8,515	9,089
	California GO	4.000%	2/1/43	400	422
	California GO	5.000%	2/1/43	6,265	6,779
	California GO	5.000%	4/1/43	6,500	7,077
	California GO	5.000%	11/1/43	12,425	13,823
	California GO	5.000%	12/1/43	5,335	5,952
	California GO	5.000%	5/1/44	4,000	4,516
	California GO	5.000%	10/1/44	500	572
	California GO	5.000%	3/1/45	215	249
	California GO	5.000%	8/1/45	12,670	14,849
	California GO	4.000%	11/1/45	20,160	22,656
	California GO	4.000%	8/1/46	5,200	5,856
	California GO	5.000%	8/1/46	10,270	12,259
	California GO	5.000%	9/1/46	775	927
	California GO	5.000%	10/1/47	1,040	1,229
	California GO	5.000%	11/1/47	5,000	6,084
	California GO	5.000%	10/1/48	22,050	27,219
	California GO	3.000%	3/1/50	5,000	5,224
	California GO	4.000%	3/1/50	5,000	5,747
	California GO	3.000%	11/1/50	9,665	10,123
	California GO	4.000%	11/1/50	500	561
[5]	California GO VRDO	0.010%	3/1/21	6,880	6,880
[5]	California GO VRDO	0.010%	3/1/21	24,125	24,125
[5]	California GO VRDO	0.010%	3/1/21	4,100	4,100
[5]	California GO VRDO	0.010%	3/1/21	3,200	3,200
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/25	2,720	2,959
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/26	2,740	3,178

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	5,000	5,339
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/27	1,840	2,126
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/29	2,390	2,749
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	1,000	1,146
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	5,080	6,389
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	1,600	2,002
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	3,500	3,704
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	1,435	1,790
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	5,000	6,033
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/32	1,640	2,120
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	675	774
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	4,275	4,577
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/33	1,210	1,271
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.500%	8/15/33	3,920	3,997
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/33	2,510	2,664
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/33	1,100	1,254
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	1,295	1,609
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	675	773
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/34	2,465	2,716
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	645	747
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	5,000	5,993
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	7,815	8,353
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/36	1,000	1,174
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/36	1,000	1,128
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/37	1,000	1,169
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/37	1,660	1,945
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/37	2,000	2,098
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/38	1,000	1,166
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/38	3,420	3,903
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/39	4,695	5,122

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	2,500	2,871
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/39	5,045	5,637
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/39	4,505	4,798
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/40	6,000	6,737
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/40	1,865	2,166
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/40	8,000	8,240
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	10/1/41	1,180	1,229
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/41	4,025	4,128
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/41	615	685
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/42	5,000	5,238
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/42	7,500	8,749
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/42	5,000	5,295
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/42	10,640	12,002
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/43	1,190	1,241
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/43	5,300	5,814
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	4/1/44	5,600	5,781
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/44	1,500	1,713
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/44	1,500	1,710
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/44	15,815	17,955
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/45	6,630	7,550
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/45	1,090	1,230
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/46	395	460
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/47	7,000	8,149
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/47	5,350	6,214
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/47	3,850	4,276
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/47	5,000	7,185
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/48	160	177
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/48	26,010	30,821
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/48	11,130	13,165
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/49	19,350	21,948

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/49	15,630	18,601
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/50	23,860	27,319
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/50	1,400	1,682
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/50	2,000	2,279
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/51	100	106
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/54	2,000	2,246
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/55	2,300	2,743
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/55	7,000	8,083
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/56	23,705	27,986
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/27	3,000	3,756
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	15,320	20,112
[5,6]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.050%	3/4/21	16,900	16,900
[5,6]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.110%	3/4/21	3,200	3,200
[5,6]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.110%	3/4/21	10,000	10,000
[5,6]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.130%	3/4/21	15,575	15,575
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	0.010%	3/3/21	7,700	7,700
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.250%	3/1/21	2,500	2,500
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.250%	3/1/21	9,000	9,000
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/26	40	50
	California Housing Finance Local or Guaranteed Housing Revenue	4.000%	3/20/33	10,805	12,125
	California Housing Finance Local or Guaranteed Housing Revenue	4.250%	1/15/35	2,818	3,231
	California Housing Finance Local or Guaranteed Housing Revenue	2.500%	2/1/38	1,729	1,801
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/45	1,315	1,502
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/50	1,730	1,973
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/55	1,860	2,116
	California Infrastructure & Economic Development Bank College & University Revenue	5.000%	5/15/52	5,000	5,950
	California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (Sanford Consortium Project)	4.000%	5/15/40	5,505	6,084
	California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/44	7,300	8,955

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Infrastructure & Economic Development Bank Private Schools Revenue PUT	1.750%	8/1/26	2,000	2,027
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	7/1/26	1,810	2,053
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	5/1/28	1,220	1,457
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	5/1/29	1,290	1,531
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	11/1/29	2,500	3,242
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	11/1/30	2,000	2,236
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	11/1/41	6,100	6,757
	California Infrastructure & Economic Development Bank Recreational Revenue	4.000%	11/1/45	1,000	1,061
	California Infrastructure & Economic Development Bank Recreational Revenue	3.000%	7/1/50	16,775	17,293
	California Infrastructure & Economic Development Bank Recreational Revenue	4.000%	7/1/50	4,000	4,531
	California Infrastructure & Economic Development Bank Recreational Revenue PUT	1.200%	6/1/28	17,400	17,096
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/34	5,000	6,023
	California Municipal Finance Authority College & University Revenue	5.000%	4/1/22	350	367
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/32	225	273
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/33	625	742
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/34	1,125	1,332
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/34	750	905
	California Municipal Finance Authority College & University Revenue	5.000%	4/1/35	2,000	2,229
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/36	250	300
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/38	1,355	1,463
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/38	1,800	2,148
	California Municipal Finance Authority College & University Revenue	5.000%	4/1/41	5,000	5,519
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/42	2,500	2,688
[7]	California Municipal Finance Authority College & University Revenue	4.000%	11/1/42	1,625	1,772
	California Municipal Finance Authority College & University Revenue	5.000%	6/1/43	3,000	3,532
	California Municipal Finance Authority College & University Revenue	4.000%	11/1/44	1,500	1,664
	California Municipal Finance Authority Electric Power & Light Revenue	5.000%	10/1/33	2,220	2,621
	California Municipal Finance Authority Electric Power & Light Revenue	5.000%	10/1/34	1,340	1,580
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/28	1,800	2,154
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	390	472

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	275	336
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/31	2,465	2,902
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	2,910	3,571
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	775	923
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,775	2,101
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/35	915	996
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	1,800	2,114
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/40	5,000	5,520
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/41	6,110	6,952
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	6,030	6,999
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	2,500	2,902
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/44	1,800	1,942
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/47	9,300	10,577
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/47	5,000	5,259
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/47	200	230
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/47	3,510	3,888
[6]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/54	2,250	2,444
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Channing House Project)	4.000%	5/15/40	6,500	7,275
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Channing House Project)	5.000%	5/15/47	3,000	3,478
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Institute on Aging Project)	5.000%	8/15/37	930	1,129
	California Municipal Finance Authority Industrial Revenue VRDO	0.020%	3/1/21	2,900	2,900
[2]	California Municipal Finance Authority Lease Revenue	5.000%	8/1/46	5,025	5,895
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	2.650%	8/1/36	8,123	8,403
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/40	1,480	1,739
[2]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/15/48	5,000	5,499
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	6/1/50	2,580	2,767
	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Caritas Projects)	4.000%	8/15/42	1,000	1,086
[6]	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Claremont Colleges Project)	5.000%	7/1/52	2,040	2,244
	California Municipal Finance Authority Water Revenue (Anaheim Water Systems Project)	4.000%	10/1/34	4,560	5,083

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/47	5,000	5,550
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/47	5,485	6,495
[5]	California Public Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.010%	3/1/21	6,570	6,570
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/26	250	292
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/26	550	643
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/29	300	346
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/36	1,300	1,471
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/45	825	918
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/49	2,000	2,196
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/49	150	180
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	6/1/50	2,120	2,293
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/50	1,200	1,407
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/55	1,235	1,361
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/59	4,165	4,857
[6]	California School Finance Authority Charter School Aid Revenue (Green Dot Public School CA Project)	5.000%	8/1/48	3,025	3,463
[6]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	4.000%	7/1/50	4,555	5,103
[6]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	4.000%	7/1/55	3,225	3,599
	California School Finance Authority Lease (Abatement) Revenue (Grossmont United High School District Project)	4.000%	7/1/34	475	561
	California School Finance Authority Lease (Abatement) Revenue (Grossmont United High School District Project)	4.000%	7/1/35	900	1,058
	California School Finance Authority Lease (Abatement) Revenue (Grossmont United High School District Project)	4.000%	7/1/36	515	602
	California School Finance Authority Lease (Abatement) Revenue (Grossmont United High School District Project)	4.000%	7/1/37	1,000	1,161
[7]	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/29	3,250	4,076
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/29	7,095	9,044
[7]	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/31	2,355	3,048
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/31	1,000	1,232
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/31	2,500	3,079
[7]	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/32	2,250	2,963
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/37	50	52

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California State Public Works Board Lease (Abatement) Revenue (Judicial Council Projects)	5.000%	3/1/29	2,500	2,727
California State Public Works Board Lease (Abatement) Revenue (Judicial Council Projects)	5.000%	3/1/34	1,300	1,415
California State Public Works Board Lease (Abatement) Revenue (Judicial Council Projects)	5.000%	3/1/38	3,470	3,771
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/26	5,000	5,397
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	11/1/30	6,000	6,972
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	4/1/33	2,220	2,560
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.500%	11/1/33	2,330	2,633
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.500%	9/1/35	4,000	4,470
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	3/1/37	655	772
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/37	5,000	5,371
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	3/1/38	1,000	1,175
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/39	1,495	1,708
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/39	3,000	3,428
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	2.625%	11/1/45	4,145	4,047
California State University College & University Revenue	5.000%	11/1/30	2,500	2,987
California State University College & University Revenue	5.000%	11/1/31	7,000	8,095
California State University College & University Revenue	5.000%	11/1/32	7,000	8,081
California State University College & University Revenue	5.000%	11/1/32	6,610	7,946
California State University College & University Revenue	5.000%	11/1/33	3,590	4,137
California State University College & University Revenue	4.000%	11/1/37	2,300	2,606
California State University College & University Revenue	5.000%	11/1/37	5,025	6,444
California State University College & University Revenue	4.000%	11/1/38	1,415	1,600
California State University College & University Revenue	5.000%	11/1/38	4,045	4,764
California State University College & University Revenue	5.000%	11/1/38	4,015	5,134
California State University College & University Revenue	5.000%	11/1/38	660	799
California State University College & University Revenue	5.000%	11/1/41	10,450	12,360
California State University College & University Revenue	5.000%	11/1/43	5,050	5,925
California State University College & University Revenue	5.000%	11/1/44	2,000	2,286
California State University College & University Revenue	4.000%	11/1/45	5,230	5,861
California State University College & University Revenue	5.000%	11/1/45	3,695	4,344

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California State University College & University Revenue	5.000%	11/1/47	6,430	7,682
California State University College & University Revenue	5.000%	11/1/47	9,045	10,603
California State University College & University Revenue	5.000%	11/1/48	6,945	8,595
California State University College & University Revenue	5.000%	11/1/49	1,000	1,249
California State University College & University Revenue	5.000%	11/1/50	6,000	7,414
California State University College & University Revenue PUT	1.600%	11/1/26	3,500	3,635
California State University College & University Revenue, Prere.	5.000%	11/1/21	1,355	1,398
California State University Local or Guaranteed Housing Revenue	3.000%	11/1/35	9,005	9,980
California State University Local or Guaranteed Housing Revenue	4.000%	11/1/45	2,000	2,343
California State University Local or Guaranteed Housing Revenue	3.000%	11/1/51	19,770	20,572
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/27	2,035	2,444
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/30	100	122
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/31	4,745	5,585
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/32	190	229
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/33	1,350	1,641
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/34	680	808
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/35	980	1,162
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/36	780	922
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/37	2,335	2,709
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/37	520	613
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	3.500%	3/1/38	1,045	1,126
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/38	530	623
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/42	1,445	1,606
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/42	2,500	2,585

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.375%	3/1/44	150	164
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/44	5,800	6,415
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/45	4,315	4,924
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/45	7,085	8,030
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/45	2,150	2,231
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/46	1,125	1,220
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/46	1,625	1,868
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/46	1,800	2,045
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/47	2,000	2,066
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/48	5,300	6,166
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/48	715	785
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/48	3,020	3,556
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	3.000%	4/1/50	10,570	10,899
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/51	1,260	1,356
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/51	3,000	3,432
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/53	3,450	4,040
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/57	3,775	4,414
[6]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (899 Charleston Project)	5.250%	11/1/44	1,000	1,032
[6]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (899 Charleston Project)	5.375%	11/1/49	2,300	2,381
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Huntington Memorial Hospital Project)	5.000%	7/1/43	1,500	1,774
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Huntington Memorial Hospital Project)	5.000%	7/1/48	7,000	8,222

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	8/15/24	4,925	5,490
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	3/1/27	2,650	3,180
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.250%	8/15/21	2,500	2,558
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	12/1/21	7,280	7,546
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/15/22	11,000	11,782
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.625%	12/1/23	4,000	4,574
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/29	2,000	2,340
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/30	3,500	4,075
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/32	2,500	2,889
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/40	4,445	5,049
	California Statewide Communities Development Authority Special Tax Revenue	4.000%	9/1/50	1,300	1,384
	Campbell Union High School District GO	5.000%	8/1/35	1,000	1,209
	Carlsbad Unified School District GO	4.000%	5/1/32	575	671
	Carlsbad Unified School District GO	4.000%	5/1/33	685	793
	Carlsbad Unified School District GO	4.000%	5/1/34	695	799
	Carlsbad Unified School District GO	3.000%	8/1/42	2,730	2,894
	Carlsbad Unified School District GO	3.125%	8/1/48	6,000	6,353
[2]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/34	1,500	1,776
[2]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Housing Merged Redevelopment Project)	4.000%	8/1/30	300	357
[1]	Centinela Valley Union High School District GO	4.000%	8/1/50	3,000	3,296
	Centinela Valley Union High School District GO, Prere.	6.000%	8/1/23	3,000	3,407
	Central School District GO	5.000%	8/1/47	3,350	3,943
	Central School District GO	4.000%	8/1/48	3,945	4,457
	Central Unified School District GO	4.000%	8/1/48	8,400	9,303
[2]	Ceres Unified School District GO	5.000%	8/1/51	5,000	5,875
	Cerritos Community College District GO	4.000%	8/1/33	2,135	2,351
	Cerritos Community College District GO	0.000%	8/1/34	4,000	3,002
	Cerritos Community College District GO	0.000%	8/1/35	1,730	1,258
	Cerritos Community College District GO, Prere.	5.000%	8/1/22	7,000	7,484
	Chabot-Las Positas Community College District GO	5.000%	8/1/30	3,500	3,877
	Chabot-Las Positas Community College District GO	4.000%	8/1/35	2,000	2,277
	Chabot-Las Positas Community College District GO	4.000%	8/1/42	625	707
	Chabot-Las Positas Community College District GO	4.000%	8/1/47	1,535	1,725
[1]	Charter Oak Unified School District GO	5.000%	8/1/31	1,380	1,616
[1]	Charter Oak Unified School District GO	5.000%	8/1/33	1,755	2,049

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chico Unified School District GO	4.000%	8/1/35	1,880	2,095
	Chico Unified School District GO	3.000%	8/1/44	8,000	8,316
	Chula Vista Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	10/1/25	2,130	2,423
	Chula Vista Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	10/1/26	1,175	1,363
	Cloverdale Unified School District GO	4.000%	8/1/49	5,000	5,673
[1]	Cloverdale Unified School District GO	4.000%	8/1/50	3,575	4,067
[2]	Clovis CA Sewer Revenue	5.000%	8/1/37	1,000	1,203
[2]	Clovis CA Sewer Revenue	5.000%	8/1/38	2,235	2,681
[2]	Coachella Valley Unified School District GO	5.000%	8/1/46	10,000	11,618
	Coast Community College District GO	4.000%	8/1/33	1,195	1,428
	Coast Community College District GO	4.000%	8/1/34	250	296
[2]	Colton Joint Unified School District GO	4.000%	8/1/32	1,340	1,519
[2]	Compton CA Unified School District COP	5.000%	6/1/30	300	364
[2]	Compton CA Unified School District COP	4.000%	6/1/37	520	591
[1]	Conejo Valley Unified School District GO	0.000%	8/1/29	2,000	1,561
[1]	Conejo Valley Unified School District GO	0.000%	8/1/30	1,865	1,378
[7]	Contra Costa County Public Financing Authority (Lease) Abatement Revenue	4.000%	6/1/41	1,500	1,739
	Contra Costa Transportation Authority Sales Tax Revenue	5.000%	3/1/34	1,970	2,143
	Corona-Norco Unified School District GO	4.000%	8/1/49	3,000	3,386
[1]	Cotati-Rohnert Park Unified School District GO	5.000%	8/1/44	3,000	3,365
[6]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.125%	8/1/56	15,000	13,715
[6]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	4.000%	8/1/56	8,200	8,852
[5,6]	Culver City CA Unified School District GO TOB VRDO	0.020%	3/1/21	850	850
	Cupertino Union School District	4.000%	8/1/40	105	117
	Dixon CA Special Tax Revenue	4.000%	9/1/50	1,000	1,058
	East Bay Municipal Utility District Wastewater System Sewer Revenue	5.000%	6/1/37	520	609
	East Bay Municipal Utility District Wastewater System Sewer Revenue	4.000%	6/1/45	500	569
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/45	300	363
	East Bay Municipal Utility District Water System Water Revenue VRDO	0.020%	3/3/21	500	500
	East Bay Regional Park District GO	5.000%	9/1/25	175	176
[1]	East Side Union High School District GO	3.000%	8/1/30	2,000	2,213
[1]	East Side Union High School District GO	3.000%	8/1/31	2,000	2,198
[1]	East Side Union High School District GO	3.000%	8/1/32	1,500	1,640
[1]	East Side Union High School District GO	3.000%	8/1/33	1,500	1,630
[1]	East Side Union High School District GO	3.000%	8/1/35	5,995	6,443
	Eastern Municipal Water District Financing Authority Water Revenue	4.000%	7/1/34	5,300	6,047
	Eastern Municipal Water District Financing Authority Water Revenue	4.000%	7/1/35	3,780	4,296
	Eastern Municipal Water District Financing Authority Water Revenue	4.000%	7/1/37	1,115	1,353
	Eastern Municipal Water District Water Revenue	5.000%	7/1/39	2,030	2,426
	Eastern Municipal Water District Water Revenue VRDO	0.020%	3/1/21	4,400	4,400
	El Camino Community College District Foundation GO	5.000%	8/1/32	1,000	1,218
	El Camino Community College District Foundation GO	5.000%	8/1/33	1,115	1,353

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	El Camino Community College District Foundation GO	5.000%	8/1/37	1,550	1,863
	El Camino Community College District Foundation GO	5.000%	8/1/48	6,550	7,973
	El Camino Healthcare District GO	4.000%	8/1/34	5,000	5,647
	El Dorado Irrigation District COP	4.000%	3/1/45	5,000	5,737
[1]	El Dorado Irrigation District Water Revenue, Prere.	5.250%	3/1/24	7,500	8,602
	El Segundo Unified School District GO	3.125%	8/1/48	4,530	4,727
	Elk Grove Unified School District GO	4.000%	8/1/46	5,000	5,631
	Encinitas CA Special Tax Revenue	5.000%	9/1/27	1,000	1,062
	Evergreen School District GO	4.000%	8/1/39	330	383
	Evergreen School District GO	4.000%	8/1/45	300	327
	Fairfield-Suisun Unified School District GO	2.000%	8/1/33	4,890	4,946
[8]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	3.050%	4/15/34	1,635	1,750
[8]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	2.350%	12/15/35	4,800	4,961
	Folsom Ranch Financing Authority Special Tax Revenue	5.000%	9/1/33	530	610
	Folsom Ranch Financing Authority Special Tax Revenue	5.000%	9/1/38	845	961
	Folsom Ranch Financing Authority Special Tax Revenue	5.000%	9/1/48	1,675	1,882
	Fontana CA Special Tax Revenue	4.000%	9/1/45	750	821
	Fontana CA Special Tax Revenue	4.000%	9/1/50	1,005	1,098
[9]	Foothill-De Anza Community College District GO	0.000%	8/1/22	3,850	3,835
[9]	Foothill-De Anza Community College District GO	0.000%	8/1/25	2,390	2,307
[3]	Foothill-De Anza Community College District GO	0.000%	8/1/36	3,000	2,147
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	5.750%	1/15/24	100	116
[1]	Foothill-Eastern Transportation Corridor Agency Highway Revenue	5.000%	1/15/42	385	417
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/43	2,309	2,613
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/46	5,425	6,168
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/46	14,825	16,855
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	3.500%	1/15/53	3,675	3,998
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	3.950%	1/15/53	615	678
[4]	Foothill-Eastern Transportation Corridor Agency Highway Revenue, 6.850% coupon rate effective 1/15/24	0.000%	1/15/42	9,000	10,449
	Foothill-Eastern Transportation Corridor Agency Highway Revenue, Prere.	6.000%	1/15/24	6,675	7,753
[8]	Freddie Mac Multifamily ML Certificates Local or Guaranteed Housing Revenue	3.350%	11/25/33	1,964	2,191
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Project)	5.000%	4/1/35	1,150	1,361
[1]	Fresno Joint Powers Financing Authority Revenue (Master Lease Projects)	4.000%	4/1/46	1,540	1,719
	Fresno Unified School District GO	4.000%	8/1/31	450	517
	Fresno Unified School District GO	4.000%	8/1/32	550	630
	Fresno Unified School District GO	4.000%	8/1/33	750	859
	Fresno Unified School District GO	4.000%	8/1/34	800	914
	Fresno Unified School District GO	4.000%	8/1/35	850	969
	Fresno Unified School District GO	4.000%	8/1/36	1,000	1,138

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Fresno Unified School District GO	4.000%	8/1/37	850	965
	Fresno Unified School District GO	4.000%	8/1/39	1,600	1,809
	Fresno Unified School District GO	4.000%	8/1/46	140	157
[5,6]	Fresno Unified School District GO TOB VRDO	0.060%	3/4/21	6,170	6,170
	Gavilan Joint Community College District GO	3.000%	8/1/50	11,645	12,146
	Gilroy Unified School District GO	4.000%	8/1/33	1,155	1,316
	Gilroy Unified School District GO	4.000%	8/1/36	1,000	1,127
	Gilroy Unified School District GO	4.000%	8/1/37	1,100	1,237
	Gilroy Unified School District GO	4.000%	8/1/41	3,115	3,477
	Gilroy Unified School District GO	4.000%	8/1/46	8,000	8,860
	Gilroy Unified School District GO	4.000%	8/1/48	280	313
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/25	4,120	4,845
[3]	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	0.000%	6/1/28	10,045	9,076
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/30	5,250	6,506
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/31	6,500	8,011
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/32	2,370	2,905
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/33	1,365	1,665
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/35	5,205	5,960
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/40	14,015	16,031
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/45	2,000	2,286
[5,6]	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue TOB VRDO	0.100%	3/4/21	14,865	14,865
	Grossmont Healthcare District GO	4.000%	7/15/35	600	661
	Grossmont Healthcare District GO	4.000%	7/15/40	10,000	10,930
	Grossmont Healthcare District GO, Prere.	6.125%	7/15/21	2,500	2,555
	Grossmont Union High School District GO	0.000%	8/1/30	6,550	5,596
	Grossmont-Cuyamaca Community College District GO	5.250%	8/1/43	2,350	2,608
	Grossmont-Cuyamaca Community College District GO	4.000%	8/1/47	10,935	12,466
[1,7]	Hacienda La Puente Unified School District COP	4.000%	6/1/45	6,000	6,928
	Hartnell CA Community College District GO	4.000%	8/1/33	200	237
	Hartnell CA Community College District GO	4.000%	8/1/34	225	265
	Hartnell CA Community College District GO	4.000%	8/1/35	300	352
	Hartnell CA Community College District GO	4.000%	8/1/47	4,165	4,682
[2]	Hayward Unified School District GO	5.000%	8/1/33	1,335	1,672
[2]	Hayward Unified School District GO	5.000%	8/1/34	1,000	1,249
[1]	Hayward Unified School District GO	4.000%	8/1/42	500	555
[2]	Hayward Unified School District GO	4.000%	8/1/43	3,000	3,428
[2]	Hayward Unified School District GO	5.000%	8/1/44	1,045	1,272
[2]	Hayward Unified School District GO	4.000%	8/1/48	4,050	4,597
[1]	Hayward Unified School District GO	4.000%	8/1/50	10,000	11,488
	Hemet Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/39	1,100	1,219
	Huntington Beach City School District GO	4.000%	8/1/48	115	128
[2]	Imperial Community College District GO	0.000%	8/1/30	2,125	1,694
	Imperial Irrigation District Electric System Electric Power & Light Revenue	5.000%	11/1/32	2,765	3,324
	Imperial Irrigation District Electric System Electric Power & Light Revenue	3.000%	11/1/33	1,000	1,068

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Imperial Irrigation District Electric System Electric Power & Light Revenue	5.000%	11/1/45	4,010	4,691
[2]	Imperial Unified School District GO	5.250%	8/1/43	6,000	7,369
[2]	Inglewood Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Lien-Merged Redevelopment Project)	5.000%	5/1/32	1,000	1,188
[2]	Inglewood Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Lien-Merged Redevelopment Project)	5.000%	5/1/34	1,060	1,252
[2]	Inglewood Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Lien-Merged Redevelopment Project)	5.000%	5/1/38	500	585
[2]	Inglewood Unified School District GO	4.000%	8/1/26	250	291
[2]	Inglewood Unified School District GO	5.000%	8/1/31	500	606
[2]	Inglewood Unified School District GO	5.000%	8/1/32	420	508
[2]	Inglewood Unified School District GO	4.000%	8/1/36	500	564
[5]	Irvine CA Special Assessment Revenue VRDO	0.010%	3/1/21	9,140	9,140
[1]	Irvine CA Special Tax Revenue	5.000%	9/1/51	6,470	7,729
[5]	Irvine CA VRDO	0.010%	3/1/21	2,700	2,700
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/37	265	316
	Irvine Unified School District Special Tax Revenue	4.000%	9/1/40	350	399
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/42	400	470
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/47	1,000	1,165
[2]	Irvine Unified School District Special Tax Revenue	4.000%	9/1/49	1,110	1,246
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/51	1,000	1,161
[2]	Irvine Unified School District Special Tax Revenue	4.000%	9/1/54	2,750	3,061
[2]	Jefferson Union High School District COP	4.000%	8/1/45	1,455	1,633
[2]	Jefferson Union High School District COP	4.000%	8/1/50	6,950	7,761
	Jefferson Union High School District GO	4.000%	8/1/45	1,250	1,405
[2]	Jurupa Public Financing Authority Special Tax Revenue	4.000%	9/1/37	610	700
	Jurupa Unified School District GO	4.000%	8/1/43	8,000	9,137
	Kern Community College District GO	3.000%	8/1/46	10,000	10,468
[1]	La Quinta Redevelopment Agency Successor Agency Tax Allocation Revenue (La Quinta Redevelopment Project Areas)	5.000%	9/1/32	2,000	2,206
	La Quinta Redevelopment Agency Successor Agency Tax Allocation Revenue (La Quinta Redevelopment Project Areas)	5.000%	9/1/34	1,050	1,181
	La Verne CA COP, Prere.	5.000%	5/15/22	2,450	2,616
	Lancaster Redevelopment Agency Successor Agency Tax Allocation Revenue (Combined Redevelopment Project Areas)	5.000%	8/1/29	1,010	1,193
	Lancaster Redevelopment Agency Successor Agency Tax Allocation Revenue (Combined Redevelopment Project Areas)	5.000%	8/1/30	1,255	1,475
[9]	Las Virgenes Unified School District GO	0.000%	9/1/26	6,160	5,813
	Liberty Union High School District GO	4.000%	8/1/33	250	295
	Liberty Union High School District GO	4.000%	8/1/34	250	294
[1]	Lincoln CA Special Tax Revenue	5.000%	9/1/32	3,215	3,982
[1]	Lincoln CA Special Tax Revenue	5.000%	9/1/34	2,000	2,457
	Livermore Valley CA Joint Unified School District GO	4.000%	8/1/31	330	377
	Livermore Valley CA Joint Unified School District GO	4.000%	8/1/33	400	455
	Livermore Valley Water Financing Authority Lease Revenue	4.000%	7/1/43	3,000	3,366
[2]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/34	1,000	1,076

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/35	1,000	1,073
[2]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/36	730	780
[2]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/39	1,285	1,353
[1]	Lodi Public Financing Authority Lease (Non-Terminable) Revenue	5.000%	9/1/32	1,640	2,035
	Long Beach Bond Finance Authority Natural Gas Revenue	5.000%	11/15/29	1,235	1,572
	Long Beach Bond Finance Authority Natural Gas Revenue	5.000%	11/15/35	1,575	2,115
	Long Beach Bond Finance Authority Natural Gas Revenue	5.500%	11/15/37	3,520	5,050
[10]	Long Beach Bond Finance Authority Natural Gas Revenue, 67% of 3M USD LIBOR + 1.430%	1.560%	11/15/26	1,800	1,860
[3]	Long Beach Bond Finance Authority Tax Allocation Revenue	5.500%	8/1/26	7,570	8,767
[3]	Long Beach Bond Finance Authority Tax Allocation Revenue	5.500%	8/1/31	4,215	5,686
	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/40	4,440	4,454
	Long Beach CA Harbor Appropriations Revenue	5.000%	5/15/39	1,535	1,742
	Long Beach CA Harbor Appropriations Revenue	5.000%	5/15/42	2,315	2,615
	Long Beach CA Harbor Port, Airport & Marina Revenue	5.000%	5/15/47	5,005	5,788
	Long Beach Community College District GO	0.000%	8/1/34	2,830	2,104
	Long Beach Community College District GO	4.000%	8/1/45	2,000	2,286
	Long Beach Community College District GO	4.000%	8/1/49	4,400	5,012
	Long Beach Unified School District GO	0.000%	8/1/26	1,870	1,716
	Long Beach Unified School District GO	3.000%	8/1/39	2,840	3,053
	Long Beach Unified School District GO	3.000%	8/1/50	900	941
[5,6]	Long Beach Unified School District GO TOB VRDO	0.050%	3/4/21	6,000	6,000
	Los Angeles CA Community College District GO	4.000%	8/1/31	1,885	2,189
	Los Angeles CA Community College District GO	4.000%	8/1/33	1,075	1,263
	Los Angeles CA Community College District GO	4.000%	8/1/34	3,525	4,058
	Los Angeles CA Community College District GO	4.000%	8/1/36	2,300	2,680
	Los Angeles CA Community College District GO	4.000%	8/1/36	5,415	6,206
	Los Angeles CA Community College District GO	4.000%	8/1/37	4,250	4,860
	Los Angeles CA Community College District GO	4.000%	8/1/38	1,760	2,009
	Los Angeles CA Community College District GO	4.000%	8/1/39	1,000	1,139
	Los Angeles CA Community College District GO	4.000%	8/1/41	5,000	5,761
	Los Angeles CA Community College District GO, Prere.	4.000%	8/1/23	5,000	5,456
[5,6]	Los Angeles CA Department of Water & Power Water Revenue TOB VRDO	0.160%	3/4/21	7,235	7,235
[2]	Los Angeles CA Unified School District COP	5.000%	10/1/30	450	590
[2]	Los Angeles CA Unified School District COP	4.000%	10/1/32	735	880
[2]	Los Angeles CA Unified School District COP	2.250%	10/1/34	560	550
	Los Angeles CA Unified School District GO	5.000%	7/1/28	8,000	9,188
	Los Angeles CA Unified School District GO	5.000%	7/1/28	2,040	2,589
	Los Angeles CA Unified School District GO	5.000%	7/1/30	2,860	3,277
[2]	Los Angeles CA Unified School District GO	5.000%	7/1/30	2,820	3,541
	Los Angeles CA Unified School District GO	3.000%	1/1/34	4,780	5,223
	Los Angeles CA Unified School District GO	4.000%	7/1/35	5,000	5,562
	Los Angeles CA Unified School District GO	4.000%	7/1/36	5,000	5,960
	Los Angeles CA Unified School District GO	4.000%	7/1/37	5,000	5,938
	Los Angeles CA Unified School District GO	4.000%	7/1/40	2,725	3,201
	Los Angeles CA Unified School District GO	4.000%	7/1/40	3,000	3,524

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Los Angeles CA Unified School District GO	4.000%	7/1/44	5,000	5,802
Los Angeles CA Unified School District GO	4.000%	7/1/44	3,100	3,597
Los Angeles CA Unified School District GO	3.000%	7/1/45	3,700	3,874
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/33	1,010	1,245
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/34	3,250	3,996
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/35	5,000	5,841
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/35	2,500	3,068
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/36	1,660	2,031
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/37	2,100	2,563
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/39	150	182
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/43	2,860	3,117
Los Angeles CA Wastewater System Sewer Revenue	4.000%	6/1/45	150	163
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/48	10,000	12,266
Los Angeles County Facilities Inc. Lease (Abatement) Revenue	5.000%	12/1/43	6,735	8,316
Los Angeles County Facilities Inc. Lease (Abatement) Revenue	4.000%	12/1/48	9,805	11,172
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/31	2,025	2,452
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/31	1,600	2,180
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/32	2,340	2,829
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/33	1,700	2,103
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/34	5,225	6,295
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/34	2,500	3,084
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/34	3,305	4,087
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/35	1,500	1,818
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/36	1,500	1,808
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/36	3,750	4,711
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/37	1,200	1,438
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/37	3,580	4,393
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/38	5,950	7,444
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/41	3,000	3,654
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/44	14,000	17,303
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/34	2,000	2,309
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/43	7,000	8,136

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/45	1,160	1,349
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/45	7,000	8,852
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/49	5,035	6,269
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	3.000%	12/1/50	13,000	13,575
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue (Multiple Capital Projects II)	5.000%	8/1/37	2,750	2,929
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue (Multiple Capital Projects II)	5.000%	8/1/42	5,940	6,324
Los Angeles County Sanitation Districts Financing Authority Sewer Revenue (Capital Projects District No. 14)	5.000%	10/1/35	4,000	4,738
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/33	3,000	3,884
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/34	4,000	5,155
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/35	16,000	16,813
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/35	1,000	1,216
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/37	2,135	2,674
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/38	5,240	6,031
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/38	2,150	2,685
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/38	2,100	2,623
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/38	695	882
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/39	2,500	2,944
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/39	5,750	7,280
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/40	5,000	5,873
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/42	2,000	2,402
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/43	2,500	3,091
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/45	4,050	5,175
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/48	2,000	2,548
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/49	5,000	6,085
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/38	1,980	2,379
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/40	8,200	10,400
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/29	5,000	5,827
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/32	4,675	5,975
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/33	3,025	3,846

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/33	5,035	6,401
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/33	2,600	2,972
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/35	3,500	3,997
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/37	1,700	2,080
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/38	5,000	5,306
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/38	4,345	5,298
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/38	1,835	2,155
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/38	2,500	3,150
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/39	4,610	5,249
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/40	2,045	2,395
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/42	350	423
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/42	200	233
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/42	380	453
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/43	10,150	10,764
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/43	5,000	5,583
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/44	14,885	16,873
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/47	7,000	8,289
Los Angeles Department of Water & Power System Electric Power & Light Revenue VRDO	0.020%	3/1/21	6,950	6,950
Los Angeles Department of Water & Power System Electric Power & Light Revenue VRDO	0.010%	3/4/21	14,000	14,000
Los Angeles Department of Water & Power System Electric Power & Light Revenue VRDO	0.010%	3/4/21	10,000	10,000
Los Angeles Department of Water Revenue	5.000%	7/1/30	5,000	6,384
Los Angeles Department of Water Revenue	5.000%	7/1/33	5,075	6,400
Los Angeles Department of Water Revenue	5.000%	7/1/34	9,020	11,340
Los Angeles Department of Water Revenue	5.000%	7/1/36	10,000	10,621
Los Angeles Department of Water Revenue	5.000%	7/1/36	3,790	4,476
Los Angeles Department of Water Revenue	5.000%	7/1/36	4,765	5,764
Los Angeles Department of Water Revenue	5.000%	7/1/37	1,545	1,641
Los Angeles Department of Water Revenue	5.000%	7/1/37	4,675	5,641
Los Angeles Department of Water Revenue	5.000%	7/1/37	1,640	2,013
Los Angeles Department of Water Revenue	5.000%	7/1/38	2,500	3,011
Los Angeles Department of Water Revenue	5.000%	7/1/38	1,000	1,223
Los Angeles Department of Water Revenue	5.000%	7/1/42	4,580	5,357
Los Angeles Department of Water Revenue	5.000%	7/1/43	6,640	8,127
Los Angeles Department of Water Revenue	5.000%	7/1/46	1,860	2,164
Los Angeles Department of Water Revenue	5.000%	7/1/46	2,500	2,909
Los Angeles Department of Water Revenue	5.000%	7/1/48	3,000	3,648
Los Angeles Department of Water Revenue VRDO	0.020%	3/1/21	6,200	6,200
Los Angeles Department of Water Revenue VRDO	0.020%	3/1/21	3,100	3,100

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/26	3,240	3,679
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/29	3,000	3,667
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/30	2,465	3,009
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/31	1,565	1,765
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/32	1,525	1,717
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/33	5,200	5,983
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/33	1,765	1,986
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/34	2,535	2,910
	Los Rios Community College District GO	4.000%	8/1/34	4,555	5,260
	Lowell Joint School District GO	3.000%	8/1/41	1,485	1,575
[9]	Madera Unified School District GO	0.000%	8/1/28	2,680	2,403
	Madera Unified School District GO	4.000%	8/1/43	1,625	1,848
	Madera Unified School District GO	4.000%	8/1/47	420	474
[2]	Manteca Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	10/1/34	500	586
	Marin Community College District GO	4.000%	8/1/35	700	800
	Marin Community College District GO	4.000%	8/1/38	1,500	1,702
	Marin Healthcare District GO	5.000%	8/1/29	1,055	1,247
	Marin Healthcare District GO	4.000%	8/1/40	3,280	3,669
	Marin Healthcare District GO	4.000%	8/1/45	10,000	11,103
	Marina Coast Water District Water Revenue	5.000%	6/1/37	4,085	4,768
	Martinez Unified School District GO	4.000%	8/1/48	3,000	3,316
[1]	Menifee Union School District GO	3.000%	8/1/38	1,500	1,615
[1]	Menifee Union School District GO	3.000%	8/1/45	2,770	2,913
	Mesa Water District COP	4.000%	3/15/40	325	383
	Metropolitan Water District of Southern California Water Revenue	5.000%	10/1/33	6,000	6,299
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/34	5,590	6,660
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/40	4,500	5,249
	Metropolitan Water District of Southern California Water Revenue VRDO	0.020%	3/1/21	800	800
	Metropolitan Water District of Southern California Water Revenue VRDO	0.020%	3/1/21	4,315	4,315
	Metropolitan Water District of Southern California Water Revenue VRDO	0.020%	3/1/21	1,500	1,500
	Mid-Peninsula Water District COP	4.000%	12/1/46	2,005	2,212
	Milpitas Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Project Area No. 1)	5.000%	9/1/26	2,100	2,502
	Milpitas Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Project Area No. 1)	5.000%	9/1/30	4,125	4,848
[3]	Modesto Irrigation District Electric Power & Light Revenue, ETM	6.500%	10/1/22	2,310	2,460
	Modesto Irrigation District Lease (Non-Terminable) Revenue	5.000%	10/1/40	6,000	6,954
	Moreno Valley Community Redevelopment Agency Tax Allocation Revenue	5.000%	8/1/31	1,675	2,067
	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/33	1,605	1,847
	Morgan Hill Unified School District GO	4.000%	8/1/47	8,490	9,544

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Moulton-Niguel Water District COP	3.000%	9/1/49	780	818
	Mount San Antonio Community College District GO	5.000%	8/1/33	1,140	1,477
	Mount San Antonio Community College District GO	5.000%	8/1/39	1,000	1,272
[2]	Mountain House Public Financing Authority Lease Revenue	4.000%	12/1/43	2,000	2,266
[2]	Mountain House Public Financing Authority Lease Revenue	4.000%	12/1/45	4,000	4,528
[2]	Mountain House Public Financing Authority Lease Revenue	4.000%	12/1/50	6,670	7,514
	Mountain View Los Altos CA Union High School District GO	1.500%	8/1/32	1,750	1,704
	M-S-R Energy Authority Natural Gas Revenue	7.000%	11/1/34	7,000	10,763
	M-S-R Energy Authority Natural Gas Revenue	7.000%	11/1/34	3,200	4,920
	M-S-R Energy Authority Natural Gas Revenue	6.500%	11/1/39	4,195	6,625
	M-S-R Energy Authority Natural Gas Revenue	6.500%	11/1/39	4,660	7,359
	M-S-R Energy Authority Natural Gas Revenue	6.500%	11/1/39	1,170	1,848
	Napa Valley Community College District GO	4.000%	8/1/33	2,500	2,768
	Napa Valley Community College District GO	4.000%	8/1/34	2,000	2,208
[1]	Napa Valley Unified School District GO	4.000%	8/1/34	1,630	1,872
	Napa Valley Unified School District GO	5.000%	8/1/41	500	592
	Napa Valley Unified School District GO	4.000%	8/1/46	550	619
[2]	New Haven Unified School District GO	5.000%	8/1/28	2,000	2,286
	New Haven Unified School District GO	4.000%	8/1/36	500	582
	New Haven Unified School District GO	4.000%	8/1/37	70	81
	New Haven Unified School District GO	4.000%	8/1/39	420	484
	New Haven Unified School District GO	3.000%	8/1/49	3,500	3,655
	Newark CA Unified School District GO	5.000%	8/1/44	6,000	6,745
	Newport Beach CA Health, Hospital, Nursing Home Revenue, Prere.	6.000%	12/1/21	3,525	3,678
	Newport Mesa Unified School District GO	0.000%	8/1/35	4,000	3,005
	Newport Mesa Unified School District GO	0.000%	8/1/36	1,000	728
	Newport Mesa Unified School District GO	0.000%	8/1/37	2,000	1,410
	Newport Mesa Unified School District GO	0.000%	8/1/38	1,000	683
	Norco Financing Authority Lease (Non-Terminable) Revenue	4.000%	10/1/49	1,300	1,469
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/42	2,225	2,632
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/47	50	59
	North Orange County CA Community College District GO	3.000%	8/1/38	1,000	1,076
	North Orange County CA Community College District GO	3.000%	8/1/39	1,000	1,073
	North Orange County CA Community College District GO	3.000%	8/1/40	1,000	1,067
	Northern California Energy Authority Natural Gas Revenue PUT	4.000%	7/1/24	5,000	5,504
[3]	Northern California Power Agency Electric Power & Light Revenue, Prere.	7.500%	7/1/21	855	876
	Northern California Transmission Agency Electric Power & Light Revenue (California-Oregon Project)	5.000%	5/1/37	3,610	4,247
	Northern California Transmission Agency Electric Power & Light Revenue (California-Oregon Project)	5.000%	5/1/38	1,900	2,230
	Northstar Community Services District Special Tax Revenue	5.000%	9/1/25	965	598
	Norwalk-La Mirada Unified School District GO	5.000%	8/1/44	4,320	5,159

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Norwalk-La Mirada Unified School District GO	4.000%	8/1/47	5,105	5,719
[5,6]	Nuveen California AMT-Free Quality Municipal Income Fund VRDO VRDP	0.100%	3/4/21	10,000	10,000
	Oakland CA GO	5.000%	1/15/29	1,640	1,947
[2]	Oakland Unified School District/Alameda County GO	5.000%	8/1/30	900	1,057
	Oakland Unified School District/Alameda County GO	5.000%	8/1/31	780	931
[1]	Oakland Unified School District/Alameda County GO	4.000%	8/1/33	3,450	3,970
[1]	Oakland Unified School District/Alameda County GO	4.000%	8/1/34	2,545	2,921
[1]	Oakland Unified School District/Alameda County GO	4.000%	8/1/35	1,000	1,145
	Oakland Unified School District/Alameda County GO	5.000%	8/1/35	2,850	3,300
[1]	Oakland Unified School District/Alameda County GO	3.000%	8/1/40	2,000	2,095
	Oakland Unified School District/Alameda County GO	5.000%	8/1/40	1,195	1,373
	Oakland Unified School District/Alameda County GO, Prere.	6.625%	8/1/21	1,000	1,027
[11]	Oceanside CA Unified School District GO	0.000%	8/1/25	5,495	5,296
[11]	Oceanside CA Unified School District GO, ETM	0.000%	8/1/25	755	730
[11]	Oceanside CA Unified School District GO, ETM	0.000%	8/1/25	615	595
	Orange County Water District Water Revenue	4.000%	8/15/34	650	781
	Oxnard Union High School District GO	5.000%	8/1/45	1,000	1,220
	Palmdale Elementary School District GO	3.000%	8/1/49	3,000	3,106
	Palo Alto CA	4.250%	9/2/22	200	212
	Palo Alto CA	5.000%	9/2/26	1,000	1,067
	Palomar Community College District GO	0.000%	8/1/24	5,125	5,013
	Palomar Community College District GO	5.000%	8/1/34	1,000	1,232
	Palomar Health GO	4.000%	8/1/32	4,140	4,604
[11]	Palomar Health GO	0.000%	8/1/33	4,100	3,146
	Palomar Health GO	4.000%	8/1/33	4,085	4,530
	Palomar Health GO	5.000%	8/1/34	1,100	1,273
	Palomar Health GO	4.000%	8/1/35	4,270	4,715
	Palomar Health GO	0.000%	8/1/36	5,025	3,337
	Palomar Health GO	4.000%	8/1/36	5,085	5,601
[11]	Palomar Health GO	7.000%	8/1/38	205	286
	Palomar Health Health, Hospital, Nursing Home Revenue	5.000%	11/1/39	5,000	5,613
	Palomar Health Health, Hospital, Nursing Home Revenue	5.000%	11/1/42	3,000	3,389
[1]	Palomar Health Health, Hospital, Nursing Home Revenue	5.000%	11/1/47	4,000	4,825
[9]	Paramount Redevelopment Agency Successor Agency Tax Allocation Revenue	0.000%	8/1/26	3,000	2,677
[2]	Paramount Unified School District GO	3.000%	8/1/45	2,815	2,956
[2]	Paramount Unified School District GO	3.000%	8/1/50	7,335	7,663
	Pasadena Unified School District GO, Prere.	5.000%	5/1/22	4,000	4,228
	Peralta Community College District GO	3.000%	2/1/50	3,155	3,241
[3]	Pittsburg Successor Agency Redevelopment Agency Tax Allocation Revenue (Los Medanos Community Development Project)	0.000%	8/1/21	2,920	2,915
[3]	Pittsburg Successor Agency Redevelopment Agency Tax Allocation Revenue (Los Medanos Community Development Project)	0.000%	8/1/22	4,125	4,092

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Pittsburg Successor Agency Redevelopment Agency Tax Allocation Revenue (Los Medanos Community Development Project)	0.000%	8/1/24	1,000	968
	Pleasanton Unified School District GO	4.000%	8/1/42	7,300	8,267
	Port of Los Angeles Port, Airport & Marina Revenue	4.000%	8/1/39	3,000	3,379
[1]	Porterville CA Water (Water System Financing Project) COP	4.000%	8/15/45	625	725
[1]	Porterville CA Water (Water System Financing Project) COP	4.000%	8/15/50	1,000	1,151
	Poway Unified School District GO	0.000%	8/1/33	990	771
	Poway Unified School District GO	0.000%	8/1/33	5,010	3,902
	Poway Unified School District GO	0.000%	8/1/34	8,130	6,142
	Poway Unified School District GO	0.000%	8/1/46	10,000	4,583
	Poway Unified School District GO	0.000%	8/1/51	10,000	3,875
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/15/24	780	870
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/15/27	1,025	1,139
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/28	2,335	2,841
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/29	3,440	4,177
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/30	1,755	2,127
[2]	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/33	1,730	2,047
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/15/38	1,155	1,295
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/15/43	2,305	2,568
[1]	Poway Unified School District Special Tax Revenue	4.000%	9/1/50	2,250	2,529
[1]	Rancho Cucamonga Redevelopment Agency Successor Agency Tax Allocation Revenue (Rancho Redevelopment Project Area)	5.000%	9/1/29	1,800	2,047
	Redding Joint Powers Financing Authority Electric Power & Light Revenue	5.000%	6/1/29	1,000	1,192
	Redding Joint Powers Financing Authority Electric Power & Light Revenue	5.000%	6/1/31	600	713
[3]	Redwood City Redevelopment Agency Successor Agency Tax Allocation Revenue	0.000%	7/15/26	3,445	3,207
	Richmond CA Wastewater Sewer Revenue	4.000%	8/1/36	1,295	1,522
[1]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/23	600	671
[1]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/30	1,000	1,265
[1]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/32	1,000	1,253
[1]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/33	2,105	2,626
	Riverside CA Sewer Revenue	5.000%	8/1/33	3,660	4,610
	Riverside Community College District GO	3.000%	8/1/34	580	645
	Riverside Community College District GO	3.000%	8/1/37	1,100	1,197
	Riverside Community College District GO	3.000%	8/1/40	3,750	4,001
	Riverside County Infrastructure Financing Authority Lease (Abatement) Revenue	4.000%	11/1/44	10,090	11,116

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Riverside County Public Financing Authority Lease (Abatement) Revenue (Capital Facilities Project)	5.000%	11/1/33	5,000	5,901
	Riverside County Public Financing Authority Lease (Abatement) Revenue (Capital Facilities Project)	5.250%	11/1/40	5,000	5,918
	Riverside County Public Financing Authority Lease (Abatement) Revenue (Capital Facilities Project)	5.250%	11/1/45	8,000	9,429
[2]	Riverside County Public Financing Authority Tax Allocation Revenue	5.000%	10/1/32	820	983
[1]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue	4.000%	10/1/37	1,500	1,626
[2,4]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue, 5.000% coupon rate effective 10/1/21	0.000%	10/1/41	2,000	2,218
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/41	6,710	3,561
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/42	2,975	1,516
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/43	7,500	3,669
	Riverside County Transportation Commission Highway Revenue	5.750%	6/1/48	2,000	2,179
	Riverside County Transportation Commission Sales Tax Revenue	5.000%	6/1/38	3,500	4,241
	Riverside Unified School District Financing Authority Miscellaneous Revenue	5.000%	9/1/24	1,440	1,537
	Riverside Unified School District Financing Authority Miscellaneous Revenue	5.000%	9/1/28	1,795	1,902
	Riverside Unified School District Financing Authority Miscellaneous Revenue	5.000%	9/1/29	1,880	1,992
	Riverside Unified School District Financing Authority Miscellaneous Revenue	5.000%	9/1/32	1,375	1,451
	Riverside Unified School District GO	4.000%	8/1/32	2,250	2,640
	Riverside Unified School District GO	4.000%	8/1/33	1,350	1,582
	Riverside Unified School District GO	3.000%	8/1/36	800	847
	Riverside Unified School District GO	3.000%	8/1/37	1,800	1,901
[1]	Robla CA School District GO	5.000%	8/1/44	2,170	2,564
	Romoland School District Special Tax Revenue	4.000%	9/1/45	750	825
	Romoland School District Special Tax Revenue	4.000%	9/1/50	2,365	2,601
	Roseville CA Electric System Lease (Non-Terminable) Revenue	4.000%	2/1/37	7,480	8,386
	Roseville CA Special Tax Revenue	5.000%	9/1/37	1,250	1,406
	Roseville CA Special Tax Revenue	4.000%	9/1/45	450	481
	Roseville CA Special Tax Revenue	4.000%	9/1/50	1,000	1,067
	Roseville Natural Gas Financing Authority Natural Gas Revenue	5.000%	2/15/22	1,635	1,708
	Roseville Natural Gas Financing Authority Natural Gas Revenue	5.000%	2/15/28	2,500	3,109
	Ross Valley Public Financing Authority Sewer Revenue	5.000%	1/1/39	500	577
	Ross Valley Public Financing Authority Sewer Revenue	5.000%	1/1/43	1,190	1,368
[2]	Sacramento Area Flood Control Agency	5.000%	10/1/39	1,900	2,162
[2]	Sacramento Area Flood Control Agency	5.000%	10/1/44	2,000	2,265
	Sacramento CA	4.000%	9/1/50	750	805
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/36	2,245	2,695
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/48	9,160	10,737

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5,6]	Sacramento CA Water Revenue TOB VRDO	0.050%	3/4/21	7,800	7,800
[9]	Sacramento City Financing Authority Tax Allocation Revenue	0.000%	12/1/30	3,000	2,475
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/31	500	620
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/33	1,660	2,036
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/34	1,275	1,564
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/34	2,000	2,446
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/35	2,520	3,083
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/35	2,000	2,439
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/38	1,330	1,613
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/41	9,255	10,888
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/41	5,420	6,316
	Sacramento County Sanitation Districts Financing Authority	3.000%	12/1/34	7,000	7,828
	Sacramento County Sanitation Districts Financing Authority Sewer Revenue	5.000%	8/1/32	1,000	1,181
	Sacramento County Sanitation Districts Financing Authority Sewer Revenue	5.000%	12/1/35	4,920	5,575
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/28	2,000	2,223
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/32	1,195	1,275
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/33	1,450	1,546
	Sacramento Municipal Utility District Electric Power & Light Revenue PUT	5.000%	10/17/23	2,500	2,745
	Sacramento Regional Transit District Transit Revenue	5.000%	3/1/36	1,370	1,372
	Sacramento Regional Transit District Transit Revenue	5.000%	3/1/42	3,125	3,130
[5]	Sacramento Transportation Authority Sales Tax Revenue VRDO	0.010%	3/4/21	1,200	1,200
	Salinas Union High School District GO	4.000%	8/1/45	4,000	4,592
[1]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/31	1,000	1,252
[1]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/32	1,365	1,697
[1]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/34	2,360	2,912
[1]	San Bernardino City Unified School District GO	0.000%	8/1/35	5,900	4,175
[1]	San Bernardino City Unified School District GO	0.000%	8/1/36	5,000	3,418
[1]	San Bernardino City Unified School District GO	4.000%	8/1/42	4,545	5,159
	San Bernardino Community College District GO	3.000%	8/1/41	6,000	6,318
	San Bernardino Community College District GO	0.000%	8/1/44	5,000	2,467
	San Bernardino Community College District GO	4.000%	8/1/44	11,185	12,806
	San Bernardino Community College District GO	0.000%	8/1/48	12,770	5,650
	San Bernardino Community College District GO	4.000%	8/1/49	145	165
	San Bernardino County CA (Arrowhead Project) COP	5.000%	10/1/24	2,000	2,303
	San Bernardino County CA (Arrowhead Project) COP	5.000%	10/1/25	4,000	4,751

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Bernardino County CA (Arrowhead Project) COP	5.000%	10/1/26	2,000	2,440
	San Bernardino County CA (Arrowhead Project) COP	5.000%	10/1/27	3,500	4,365
	San Bernardino County Transportation Authority Sales Tax Revenue	5.000%	3/1/32	4,035	4,221
	San Diego Association of Governments Appropriations Revenue	5.000%	11/15/23	1,000	1,080
	San Diego Association of Governments Appropriations Revenue	5.000%	11/15/24	1,000	1,125
	San Diego Association of Governments Appropriations Revenue	5.000%	11/15/25	1,000	1,165
	San Diego Association of Governments Appropriations Revenue	5.000%	11/15/26	1,000	1,199
	San Diego Association of Governments Appropriations Revenue	1.800%	11/15/27	1,250	1,291
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/42	5,130	6,004
[5,6]	San Diego CA Community College District GO TOB VRDO	0.100%	3/4/21	3,000	3,000
	San Diego CA Unified School District GO	0.000%	7/1/29	8,150	7,240
	San Diego CA Unified School District GO	0.000%	7/1/30	1,500	1,297
	San Diego CA Unified School District GO	0.000%	7/1/31	1,500	1,262
	San Diego CA Unified School District GO	0.000%	7/1/32	1,110	908
	San Diego CA Unified School District GO	4.000%	7/1/32	6,245	7,173
	San Diego CA Unified School District GO	4.000%	7/1/33	1,565	1,923
	San Diego CA Unified School District GO	0.000%	7/1/34	3,550	2,452
	San Diego CA Unified School District GO	4.000%	7/1/34	1,210	1,360
	San Diego CA Unified School District GO	5.000%	7/1/35	5,005	5,532
	San Diego CA Unified School District GO	0.000%	7/1/38	4,890	3,332
	San Diego CA Unified School District GO	5.000%	7/1/40	1,240	1,458
	San Diego CA Unified School District GO	5.000%	7/1/41	50	61
	San Diego CA Unified School District GO	4.000%	7/1/45	8,050	8,893
	San Diego CA Unified School District GO	4.000%	7/1/47	24,465	27,921
	San Diego CA Unified School District GO	0.000%	7/1/49	1,000	471
	San Diego CA Unified School District GO	4.000%	7/1/49	5,250	6,038
	San Diego Community College District GO	4.000%	8/1/32	3,935	4,541
	San Diego Community College District GO	4.000%	8/1/32	3,200	3,693
	San Diego Community College District GO	0.000%	8/1/36	8,000	5,751
	San Diego Community College District GO	0.000%	8/1/38	3,510	2,365
	San Diego Community College District GO, Prere.	5.000%	8/1/21	2,500	2,551
	San Diego County CA COP	5.000%	10/15/28	1,445	1,675
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/27	1,645	2,055
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/29	1,245	1,608
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/29	1,245	1,608
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/30	1,355	1,777
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/30	1,355	1,777
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/32	1,500	1,936
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/33	1,075	1,352
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/34	1,325	1,693
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/34	1,020	1,279

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/36	1,500	1,869
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/37	1,530	1,934
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/38	1,400	1,764
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/39	1,375	1,728
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/40	2,325	2,915
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/42	5,740	6,860
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/43	5,040	5,479
San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/35	1,540	1,852
San Diego County Regional Transportation Commission Sales Tax Revenue VRDO	0.010%	3/4/21	35,400	35,400
San Diego County Regional Transportation Commission Sales Tax Revenue, Prere.	5.000%	4/1/22	1,500	1,579
San Diego County Water Authority Water Revenue	5.000%	5/1/36	11,435	13,721
San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/36	5,050	6,063
San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/39	150	179
San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/31	7,000	8,307
San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/33	2,600	3,150
San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/42	575	661
San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/49	12,600	13,159
San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/50	13,950	14,536
San Francisco Bay Area Rapid Transit District Sales Tax Revenue	4.000%	7/1/35	3,800	4,424
San Francisco Bay Area Rapid Transit District Sales Tax Sales Tax Revenue	4.000%	7/1/35	250	285
San Francisco CA City & County (Multiple Capital Improvement Projects) COP	3.000%	4/1/30	2,500	2,753
San Francisco CA City & County (Multiple Capital Improvement Projects) COP	3.000%	4/1/31	2,500	2,739
San Francisco CA City & County COP	4.000%	4/1/33	5,040	5,618
San Francisco CA City & County COP	4.000%	9/1/33	5,855	6,275
San Francisco CA City & County COP	4.000%	4/1/40	3,225	3,680
San Francisco CA City & County COP	4.000%	4/1/41	2,705	3,030
San Francisco CA City & County COP	4.000%	4/1/41	3,355	3,818
San Francisco CA City & County COP	4.000%	4/1/45	11,755	13,060
San Francisco CA City & County GO	4.000%	6/15/34	8,485	9,307
San Francisco CA City & County GO	4.000%	6/15/35	8,825	9,656
San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/30	2,040	2,405
San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/31	2,430	2,853
San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/31	1,015	1,192
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/32	4,000	4,686
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/35	5,000	6,081
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/36	4,010	4,671
San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/39	8,000	8,998

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/50	2,500	3,057
San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/21	1,100	1,136
San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/21	1,205	1,244
San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	5/1/22	5,000	5,285
San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	5/1/22	950	1,002
San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	5/1/22	1,860	1,966
San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	5/1/22	4,000	4,228
San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/24	10	12
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/30	1,030	1,234
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/32	1,000	1,192
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/33	3,145	3,982
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/43	6,000	6,511
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/44	7,250	8,130
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/46	31,655	37,113
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/47	245	290
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/48	4,700	5,621
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/49	9,790	11,942
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue, Prere.	5.000%	5/3/21	1,485	1,497
San Francisco City & County Public Utilities Commission Power & Water Revenue	5.000%	11/1/32	1,305	1,529
San Francisco City & County Public Utilities Commission Power & Water Revenue	5.000%	11/1/33	1,370	1,601
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/29	8,000	8,596
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/32	1,125	1,208
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/32	2,740	3,253
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/34	2,675	3,164
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/34	3,030	3,791
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/35	2,815	3,326

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/36	2,960	3,491
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/36	7,000	8,708
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/37	2,080	2,580
	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/28	985	1,187
	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/30	1,200	1,431
[9]	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/41	950	1,084
	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/37	850	983
[9]	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/41	1,280	1,470
	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay Redevelopment Project)	5.000%	8/1/43	3,500	3,870
	San Francisco Community College District GO	3.000%	6/15/45	3,800	3,946
	San Francisco Community College District GO	4.000%	6/15/45	2,300	2,673
	San Francisco Municipal Transportation Agency Transit Revenue	4.000%	3/1/51	3,000	3,413
	San Francisco Municipal Transportation Agency Transit Revenue	5.000%	3/1/51	6,800	8,471
	San Francisco Unified School District GO	4.000%	6/15/33	3,155	3,712
	San Francisco Unified School District GO	4.000%	6/15/34	2,500	2,932
	San Francisco Unified School District GO	4.000%	6/15/35	2,000	2,340
	San Francisco Unified School District GO	3.000%	6/15/39	4,075	4,318
	San Francisco Unified School District GO	3.000%	6/15/40	4,525	4,782
[1]	San Jacinto Unified School District COP	5.000%	9/1/27	1,140	1,433
[1]	San Jacinto Unified School District COP	5.000%	9/1/40	1,075	1,338
	San Joaquin County Transportation Authority Sales Tax Revenue	5.000%	3/1/37	7,000	8,412
[9]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/24	6,000	5,737
[9]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/25	6,375	5,971
[9]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/32	225	172
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	5.000%	1/15/34	8,025	9,051
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	5.000%	1/15/44	11,710	13,016
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	5.250%	1/15/44	2,270	2,528
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	5.250%	1/15/49	8,000	8,879
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	5.000%	1/15/50	250	277
	San Jose CA Hotel Tax Hotel Occupancy Tax Revenue	6.500%	5/1/42	5,000	5,026
	San Jose Evergreen Community College District GO	3.000%	9/1/34	1,300	1,430

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Jose Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/35	4,100	4,940
	San Jose Unified School District GO	5.000%	8/1/32	10,000	11,843
	San Jose Unified School District GO, Prere.	4.000%	8/1/24	200	225
	San Juan Unified School District GO	2.375%	8/1/41	15	15
[2]	San Leandro Unified School District GO	4.000%	8/1/35	450	525
[2]	San Leandro Unified School District GO	4.000%	8/1/37	850	985
[2]	San Leandro Unified School District GO	3.000%	8/1/43	500	517
[2]	San Leandro Unified School District GO	4.000%	8/1/43	650	742
	San Luis Obispo County Community College District GO	5.000%	8/1/32	1,395	1,653
[1]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/29	760	919
[1]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/34	1,155	1,379
	San Marcos Unified School District GO	0.000%	8/1/32	2,600	2,080
	San Marcos Unified School District GO	4.000%	8/1/33	3,500	4,069
	San Marcos Unified School District GO	5.000%	8/1/35	5,000	6,092
	San Marcos Unified School District GO	5.000%	8/1/36	2,000	2,430
	San Marcos Unified School District GO, Prere.	5.000%	8/1/21	2,835	2,892
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue	5.000%	7/15/31	2,290	2,754
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue	4.000%	7/15/35	2,125	2,399
[9]	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue (Capital Projects Program)	5.000%	7/1/21	1,795	1,824
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue (Capital Projects)	4.000%	7/15/52	8,955	10,084
[4]	San Mateo Union High School District GO, 6.875% coupon rate effective 9/1/34	0.000%	9/1/46	3,280	3,011
[1]	San Pablo Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	6/15/29	1,780	1,994
	San Rafael CA City High School District GO	3.000%	8/1/47	2,225	2,329
	San Rafael City Elementary School District GO	4.500%	8/1/42	2,645	3,134
	San Rafael City Elementary School District GO	5.000%	8/1/43	2,550	3,051
	San Rafael City Elementary School District GO	4.000%	8/1/47	1,350	1,518
[3]	San Ramon Public Financing Authority Tax Allocation Revenue	0.000%	2/1/33	2,000	1,508
	San Ramon Valley CA Unified School District GO	4.000%	8/1/34	3,445	3,872
	San Ramon Valley Fire Protection District COP	4.000%	8/1/45	2,500	2,825
	San Ramon Valley Fire Protection District COP	4.000%	8/1/50	4,140	4,653
	Santa Ana College Improvement District #1 Rancho Santiago Community College Dist GO	4.000%	8/1/41	2,000	2,270
[9]	Santa Ana Unified School District GO	0.000%	8/1/32	3,680	2,872
	Santa Barbara Secondary High School District GO	0.000%	8/1/40	2,050	1,184
	Santa Barbara Unified School District GO	4.000%	8/1/31	985	1,162
	Santa Clara CA Electric Electric Power & Light Revenue, Prere.	6.000%	7/1/21	3,000	3,057
	Santa Clara County Financing Authority Lease (Abatement) Revenue	4.000%	5/15/33	2,500	2,786
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/38	2,765	2,972
	Santa Clara County Financing Authority Lease (Abatement) Revenue	4.000%	4/1/43	6,355	7,269
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.125%	5/1/47	4,165	4,391
	Santa Clara Unified School District GO	3.000%	7/1/31	1,395	1,519
	Santa Clara Unified School District GO	3.000%	7/1/31	4,460	4,856
	Santa Clara Unified School District GO	3.000%	7/1/32	1,490	1,615

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Santa Clara Unified School District GO	3.000%	7/1/34	1,705	1,828
	Santa Clara Unified School District GO	3.000%	7/1/37	2,955	3,132
	Santa Clara Unified School District GO	3.000%	7/1/38	3,225	3,411
	Santa Clara Unified School District GO	4.000%	7/1/41	5,000	5,666
	Santa Clara Unified School District GO	4.000%	7/1/48	3,175	3,586
	Santa Clara Valley Transportation Authority Sales Tax Revenue VRDO	0.010%	3/1/21	5,005	5,005
	Santa Clara Valley Transportation Authority Sales Tax Revenue VRDO	0.010%	3/1/21	10,090	10,090
	Santa Clarita Community College District GO	3.000%	8/1/36	750	807
	Santa Clarita Community College District GO	3.000%	8/1/41	950	1,009
	Santa Clarita Community College District GO	4.000%	8/1/41	6,850	7,646
	Santa Clarita Community College District GO	3.000%	8/1/49	5,255	5,499
	Santa Clarita Public Finance Authority Lease (Abatement) Revenue	4.000%	6/1/46	2,825	3,189
	Santa Margarita-Dana Point Authority Lease (Non-Terminable) Revenue	4.000%	6/1/35	480	578
	Santa Margarita-Dana Point Authority Lease (Non-Terminable) Revenue	3.000%	6/1/37	850	929
	Santa Monica Community College District GO	4.000%	8/1/35	1,050	1,241
	Santa Monica Community College District GO	4.000%	8/1/36	1,250	1,474
	Santa Monica Community College District GO	4.000%	8/1/47	5,000	5,763
	Santa Monica-Malibu Unified School District GO	4.000%	7/1/38	400	464
[1]	Santa Rosa High School District GO	5.000%	8/1/36	550	660
[1]	Santa Rosa High School District GO	5.000%	8/1/37	470	563
[1]	Santa Rosa High School District GO	5.000%	8/1/39	1,125	1,342
[1]	Santa Rosa High School District GO	5.000%	8/1/43	225	267
[2]	Saugus Union School District Financing Authority Lease (Non-Terminable) Revenue	4.000%	9/1/49	1,250	1,396
	Sequoia Union High School District GO	3.250%	7/1/38	100	105
	Sierra Joint Community College District GO	4.000%	8/1/53	3,350	3,839
	Silicon Valley Clean Water Sewer Revenue	5.000%	2/1/39	3,095	3,458
[1]	Simi Valley Unified School District GO	0.000%	8/1/32	1,720	1,359
	Simi Valley Unified School District GO	4.000%	8/1/35	1,245	1,449
	Simi Valley Unified School District GO	5.000%	8/1/44	1,000	1,212
	Simi Valley Unified School District GO	4.000%	8/1/50	10,000	11,361
	Solana Beach School District Special Tax Revenue	5.000%	9/1/32	995	1,053
	Solana Beach School District Special Tax Revenue	5.000%	9/1/35	2,495	2,644
	Solano County Community College District GO	5.000%	8/1/37	1,050	1,276
	Solano County Community College District GO	3.000%	8/1/50	2,000	2,078
	Sonoma Valley Unified School District GO	4.000%	8/1/44	1,060	1,215
[1]	South Bayside Waste Management Authority Resource Recovery Revenue	5.000%	9/1/42	40	53
[1]	South Bayside Waste Management Authority Resource Recovery Revenue	5.000%	9/1/42	1,260	1,544
	South Coast Water District Financing Authority Lease (Non-Terminable) Revenue	4.000%	2/1/34	200	235
	South Coast Water District Financing Authority Lease (Non-Terminable) Revenue	4.000%	2/1/35	200	234
	South Coast Water District Financing Authority Lease (Non-Terminable) Revenue	4.000%	2/1/36	350	407
	South Coast Water District Financing Authority Lease (Non-Terminable) Revenue	4.000%	2/1/37	250	289
	South Coast Water District Financing Authority Lease (Non-Terminable) Revenue	3.000%	2/1/38	1,080	1,160
	South Coast Water District Financing Authority Lease (Non-Terminable) Revenue	3.000%	2/1/39	1,110	1,188
	South Coast Water District Financing Authority Lease (Non-Terminable) Revenue	3.000%	2/1/40	1,105	1,172

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	South San Francisco Public Facilities Financing Authority Lease (Abatement) Revenue (Police Station Project)	4.000%	6/1/43	1,500	1,713
	South San Francisco Public Facilities Financing Authority Lease (Abatement) Revenue (Police Station Project)	4.000%	6/1/46	1,500	1,701
[9]	Southern California Public Power Authority Electric Power & Light Revenue	5.750%	7/1/21	220	221
	Southern California Public Power Authority Electric Power & Light Revenue (Tieton Hydropower Project)	4.000%	7/1/38	1,320	1,555
	Southern California Public Power Authority Electric Power & Light Revenue (Tieton Hydropower Project)	4.000%	7/1/40	625	730
	Southern California Public Power Authority Natural Gas Revenue (Magnolia Power Project A-1)	5.000%	7/1/36	1,100	1,436
	Southern California Public Power Authority Natural Gas Revenue (Project No. 1)	5.000%	11/1/28	3,600	4,532
	Southern California Public Power Authority Natural Gas Revenue (Project No. 1)	5.000%	11/1/33	4,245	5,676
[5]	Southern California Public Power Authority Natural Gas Revenue VRDO	0.010%	3/1/21	34,400	34,400
	Southern California Water Replenishment District Lease (Non-Terminable) Revenue	5.000%	8/1/41	8,260	9,583
	Southwestern Community College District GO	4.000%	8/1/34	375	433
	Southwestern Community College District GO	5.000%	8/1/44	7,045	8,148
	Southwestern Community College District GO	4.000%	8/1/47	7,940	8,926
	State Center Community College District GO	3.000%	8/1/40	4,660	5,042
	State Center Community College District GO	4.000%	8/1/42	2,315	2,622
[2]	Stockton Public Financing Authority Lease Revenue	5.000%	10/1/31	1,550	1,935
[2]	Stockton Public Financing Authority Lease Revenue	5.000%	10/1/36	2,000	2,454
[2]	Stockton Public Financing Authority Lease Revenue	4.000%	10/1/37	1,015	1,159
[2]	Stockton Public Financing Authority Sewer Revenue	5.000%	9/1/29	1,000	1,137
	Stockton Public Financing Authority Water Revenue (Delta Water Supply Project), Prere.	6.250%	10/1/23	2,160	2,493
[1]	Stockton Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/37	4,220	4,861
[1]	Stockton Unified School District GO	5.000%	8/1/38	3,500	3,950
[2]	Suisun City Redevelopment Agency Tax Allocation Revenue (Redevelopment Project)	5.000%	10/1/31	1,225	1,390
[2]	Suisun City Redevelopment Agency Tax Allocation Revenue (Redevelopment Project)	5.000%	10/1/32	1,250	1,418
[2]	Suisun City Redevelopment Agency Tax Allocation Revenue (Redevelopment Project)	5.000%	10/1/33	1,280	1,450
	Sunnyvale Financing Authority Lease (Abatement) Revenue (Civic Center Project)	4.000%	4/1/50	4,200	4,852
[2]	Sweetwater Union High School District GO	5.000%	8/1/29	4,200	4,734
	Sweetwater Union High School District GO	5.000%	8/1/33	165	189
	Sweetwater Union High School District GO	5.000%	8/1/34	900	1,028
	Tahoe-Truckee Unified School District GO	5.000%	8/1/39	2,645	3,176
[1]	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/38	3,115	3,711
[2]	Temecula Valley Unified School District GO	4.500%	8/1/35	3,120	3,452
[2]	Temecula Valley Unified School District GO	4.625%	8/1/37	3,785	4,191
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	4.000%	6/1/49	3,750	4,300

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/48	205	245
	Tracy CA Community Facilities District Special Tax Revenue	4.000%	9/1/45	2,285	2,450
	Tracy CA Community Facilities District Special Tax Revenue	4.000%	9/1/50	3,000	3,207
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/36	800	1,000
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/45	2,000	2,437
	Transbay Joint Powers Authority Tax Allocation Revenue	2.400%	10/1/49	1,135	1,138
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/49	2,200	2,671
[1]	Tulare CA Sewer Sewer Revenue	5.000%	11/15/45	1,000	1,167
	Tulare County Transportation Authority Sales Tax Revenue	4.000%	2/1/34	1,540	1,671
[2]	Tulare Local Health Care District GO	4.000%	8/1/31	1,250	1,496
[2]	Tulare Local Health Care District GO	4.000%	8/1/35	1,825	2,143
[2]	Tulare Local Health Care District GO	4.000%	8/1/39	3,275	3,793
[9]	Tulare Union High School District GO	0.000%	8/1/27	515	471
[9]	Tulare Union High School District GO	0.000%	8/1/28	1,250	1,114
	Turlock Irrigation District Electric Power & Light Revenue	5.000%	1/1/46	1,765	2,108
	Tustin Community Facilities District Special Tax Revenue	5.000%	9/1/37	1,000	1,157
	Tustin Unified School District Special Tax Revenue	5.000%	9/1/31	3,000	3,439
[12]	Ukiah CA Unified School District GO	0.000%	8/1/32	6,445	5,029
	Union Sanitary District Financing Authority Lease Revenue	4.000%	9/1/36	370	439
	Union Sanitary District Financing Authority Lease Revenue	4.000%	9/1/38	525	615
	Union Sanitary District Financing Authority Lease Revenue	4.000%	9/1/40	500	581
	Union Sanitary District Financing Authority Lease Revenue	3.000%	9/1/45	1,375	1,448
	Union Sanitary District Financing Authority Lease Revenue	3.000%	9/1/50	1,500	1,572
	United Water Conservation District COP	4.000%	10/1/45	1,635	1,839
	United Water Conservation District COP	4.000%	10/1/50	2,155	2,414
	University of California College & University Revenue	5.000%	5/15/30	1,000	1,100
	University of California College & University Revenue	5.000%	5/15/31	2,130	2,573
	University of California College & University Revenue	5.000%	5/15/32	7,925	9,346
	University of California College & University Revenue	5.000%	5/15/33	2,675	2,939
	University of California College & University Revenue	4.000%	5/15/34	7,000	8,098
	University of California College & University Revenue	4.000%	5/15/34	7,000	7,655
	University of California College & University Revenue	4.000%	5/15/34	5,000	5,582
[13]	University of California College & University Revenue	5.000%	5/15/34	4,820	6,044
	University of California College & University Revenue	4.000%	5/15/35	5,000	5,772
	University of California College & University Revenue	5.000%	5/15/35	2,080	2,100

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	University of California College & University Revenue	5.000%	5/15/35	7,475	9,352
	University of California College & University Revenue	5.000%	5/15/37	3,535	4,298
	University of California College & University Revenue	5.000%	5/15/37	225	269
	University of California College & University Revenue	5.250%	5/15/37	3,500	4,003
	University of California College & University Revenue	5.000%	5/15/38	10,000	10,964
	University of California College & University Revenue	4.000%	5/15/40	5,000	5,846
	University of California College & University Revenue	5.000%	5/15/40	5,000	5,827
	University of California College & University Revenue	5.000%	5/15/40	50	50
	University of California College & University Revenue	5.000%	5/15/40	300	350
	University of California College & University Revenue	5.000%	5/15/41	10,370	12,357
	University of California College & University Revenue	5.000%	5/15/42	2,385	2,861
	University of California College & University Revenue	5.000%	5/15/43	4,100	5,026
	University of California College & University Revenue	5.000%	5/15/43	185	226
	University of California College & University Revenue	4.000%	5/15/46	13,465	14,897
[7]	University of California College & University Revenue	4.000%	5/15/46	3,000	3,557
	University of California College & University Revenue	5.000%	5/15/46	320	379
	University of California College & University Revenue	5.000%	5/15/47	15,325	18,249
	University of California College & University Revenue	5.000%	5/15/47	9,040	10,794
	University of California College & University Revenue	3.625%	5/15/48	120	130
	University of California College & University Revenue	5.000%	5/15/48	11,775	14,339
	University of California College & University Revenue	4.000%	5/15/50	6,500	7,579
[7]	University of California College & University Revenue	4.000%	5/15/51	3,000	3,541
	University of California College & University Revenue	4.000%	5/15/51	4,000	4,556
	University of California College & University Revenue	5.000%	5/15/52	8,000	9,501
	University of California College & University Revenue VRDO	0.010%	3/1/21	4,900	4,900
	University of California College & University Revenue VRDO	0.010%	3/1/21	9,600	9,600
	University of California College & University Revenue VRDO	0.030%	3/1/21	37,270	37,270
	University of California College & University Revenue, Prere.	5.000%	5/15/21	2,230	2,252
	University of California College & University Revenue, Prere.	5.000%	5/15/21	1,560	1,575
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/35	1,760	2,091

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/41	10,425	12,278
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	4.000%	5/15/44	10,730	11,940
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue VRDO	0.010%	3/1/21	9,000	9,000
	Upland CA COP	4.000%	1/1/42	5,625	5,987
	Upland CA COP	5.000%	1/1/47	5,060	5,675
	Upper Santa Clara Valley Joint Powers Authority Lease (Non-Terminable) Revenue	4.000%	8/1/45	3,450	3,812
	Upper Santa Clara Valley Joint Powers Authority Lease (Non-Terminable) Revenue	4.000%	8/1/50	12,845	14,157
	Vacaville Unified School District GO	4.000%	8/1/38	500	581
[1]	Val Verde Unified School District COP	5.000%	3/1/32	750	907
[1]	Val Verde Unified School District COP	5.000%	3/1/33	1,000	1,205
[1]	Val Verde Unified School District COP	5.000%	3/1/35	2,445	2,927
[2]	Val Verde Unified School District GO	4.000%	8/1/46	1,700	1,931
	Vallecitos Water District Water Revenue	5.000%	7/1/33	1,110	1,308
	Vallecitos Water District Water Revenue	5.000%	7/1/35	750	880
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/32	865	1,064
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/36	750	909
[1]	Vista Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/28	1,970	2,285
[9]	Vista Unified School District GO	0.000%	8/1/28	7,425	6,669
	Walnut Energy Center Authority Electric Power & Light Revenue	5.000%	1/1/34	3,100	3,522
	Walnut Valley Unified School District GO	0.000%	8/1/36	1,000	669
	Washington Township Health Care District GO	3.250%	8/1/32	385	406
	Washington Township Health Care District GO	5.500%	8/1/40	5,000	5,564
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	875	924
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	835	942
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,065	1,261
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,230	1,506
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	500	613
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/33	1,080	1,227
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,080	1,261
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.000%	7/1/34	1,770	1,805
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	2,170	2,362
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	500	591
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/48	750	793
[9]	West Contra Costa Unified School District GO	0.000%	8/1/32	7,650	6,044
[1]	West Contra Costa Unified School District GO	3.000%	8/1/35	850	910
[1]	West Contra Costa Unified School District GO	3.000%	8/1/36	1,000	1,066
[1]	West Contra Costa Unified School District GO	3.000%	8/1/37	700	743
	West Contra Costa Unified School District GO	5.000%	8/1/40	3,050	3,504

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	West Contra Costa Unified School District GO	3.000%	8/1/45	4,000	4,094
[1]	West Contra Costa Unified School District GO	4.000%	8/1/49	2,000	2,307
[1]	West Sacramento Area Flood Control Agency	5.000%	9/1/40	2,050	2,395
[1]	West Sacramento Area Flood Control Agency	5.000%	9/1/45	2,715	3,154
	West Sonoma County Union High School District GO	5.000%	8/1/43	780	956
	West Sonoma County Union High School District GO	5.000%	8/1/46	1,000	1,219
	West Sonoma County Union High School District GO	5.000%	8/1/49	2,000	2,432
	West Valley-Mission Community College District GO	4.000%	8/1/33	1,400	1,689
[1]	Western Placer Unified School District COP	4.000%	8/1/41	2,150	2,344
[2]	Western Placer Unified School District GO	5.000%	8/1/42	6,350	7,561
[1]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/43	1,120	1,298
[2]	Westminster Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	11/1/28	720	883
[2]	Westminster Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	11/1/29	1,000	1,222
	Whittier CA Health, Hospital, Nursing Home Revenue	5.000%	6/1/44	5,500	6,114
	Yucaipa Valley Water District Financing Corp. Water Revenue	5.000%	9/1/27	1,000	1,179
					5,570,251
Guam (0.1%)
	Guam Income Tax Revenue	5.000%	12/1/31	1,000	1,145
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/24	1,000	1,132
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/36	650	750
					3,027
Puerto Rico (0.4%)
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/24	1,005	944
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/27	2,332	2,050
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/29	3,299	2,725
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/31	1,000	767
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	14,504	15,565
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	2,083	2,235
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.550%	7/1/40	110	120

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.550%	7/1/40	225	245
				24,651
Total Tax-Exempt Municipal Bonds (Cost $5,291,405)				5,597,929
Total Investments (101.0%) (Cost $5,291,405)				5,597,929
Other Assets and Liabilities—Net (-1.0%)				(52,859)
Net Assets (100%)				5,545,070
Cost is in $000.
1	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
2	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
3	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
4	Step bond.
5	Scheduled principal and interest payments are guaranteed by bank letter of credit.
6	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2021, the aggregate value was $176,486,000, representing 3.2% of net assets.
7	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of February 28, 2021.
8	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
9	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
10	Variable rate security; rate shown is effective rate at period end. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
11	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
12	Scheduled principal and interest payments are guaranteed by XL Capital Assurance Inc.
13	Securities with a value of $1,767,000 have been segregated as initial margin for open futures contracts.
3M—3-month.
COP—Certificate of Participation.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
LIBOR—London Interbank Offered Rate.
Prere.—Prerefunded.
PUT—Put Option Obligation.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	June 2021	1,598	198,102	(1,539)
Short Futures Contracts
Ultra Long U.S. Treasury Bond	June 2021	(242)	(45,753)	262
				(1,277)

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
B.  Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of February 28, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	5,597,929	—	5,597,929
Derivative Financial Instruments
Assets
Futures Contracts[1]	262	—	—	262
Liabilities
Futures Contracts[1]	1,539	—	—	1,539
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.